Average Annual Total Returns - Toews Hedged Opportunity Fund		12 Months Ended	60 Months Ended	120 Months Ended	187 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%	14.82%
Morningstar US Small Cap Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.20%	7.29%	9.74%	10.95%
Toews Hedged Opportunity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.77%	(0.61%)	3.32%	3.48%
Performance Inception Date		Jun. 04, 2010
Toews Hedged Opportunity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.65%	(2.35%)	2.33%	2.39%
Toews Hedged Opportunity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	(0.99%)	2.28%	2.44%

[1]	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Total Return version of the index is shown. Investors cannot invest directly in an index.
[2]	The Morningstar US Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.